(Oppenheimer Global Fund)
Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 10 of the prospectus and in the sections "How to Buy Shares" beginning on page 54 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Global Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Annual Fund Operating Expenses (Oppenheimer Global Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	0.24%	1.00%	1.00%	0.50%	none	none
Other Expenses	0.24%	0.24%	0.24%	0.24%	0.24%	0.05%
Total Annual Fund Operating Expenses	1.14%	1.90%	1.90%	1.40%	0.90%	0.71%

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Global Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	918	1,170	1,889
Class B	695	903	1,236	1,858
Class C	295	603	1,036	2,243
Class N	244	446	771	1,691
Class Y	92	288	501	1,113
Class I	73	228	396	886

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Global Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	918	1,170	1,889
Class B	195	603	1,036	1,858
Class C	195	603	1,036	2,243
Class N	144	446	771	1,691
Class Y	92	288	501	1,113
Class I	73	228	396	886

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests mainly in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-cap companies.

The Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.

The portfolio manager primarily looks for U.S. and foreign companies with high growth potential. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations, product development, and industry position. The portfolio manager also evaluates factors affecting particular industries, market trends and general economic conditions.

The portfolio manager currently focuses on growth-oriented companies, companies that may benefit from global growth trends at attractive valuations, companies with strong competitive positions and high demand for their products or services, and cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities. These criteria may vary.

The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, corporate restructuring and demographic changes. The portfolio manager does not invest any fixed amount of the Fund's assets according to these criteria and the trends that are considered may change over time. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Main Risks of Mid-Sized Companies. Mid-sized companies generally involve greater risk of loss than larger companies. The stock prices of mid-sized companies may be more volatile and their securities may be less liquid and more difficult to sell than those of larger companies. They may have less established markets, fewer customers and product lines, less management depth and more limited access to financial resources. Mid-sized companies may not pay dividends for some time, if at all.

Investing in Special Situations. At times, the Fund may seek to benefit from what are considered to be "special situations," such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the anticipated change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.

Cyclical Opportunities. At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that, if a cyclical event does not have the anticipated effect or when the issuer or industry is out of phase in the business cycle, the value of the Fund's investment could fall.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital growth over the long term from a fund that invests in U.S. and foreign issuers. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stocks and foreign securities. The Fund does not seek current income and is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/GlobalFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 22.86% (2nd Qtr 09) and the lowest return was -22.03% (4th Qtr 08). For the period from January 1, 2013 to December 31, 2013 the cumulative return before sales charges and taxes was 26.77%.

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns for the periods ended December 31, 2013
Average Annual Total Returns (Oppenheimer Global Fund)		Inception Date	1 Year	5 Years (or life of class,if less)	10 Years (or life of class,if less)
Class A		Dec. 22, 1969	19.48%	16.23%	7.71%
Class A Return After Taxes on Distributions			18.26%	15.82%	7.07%
Class A Return After Taxes on Distributions and Sale of Fund Shares			11.66%	13.15%	6.30%
Class B		Aug. 17, 1993	20.67%	16.38%	7.83%
Class C		Oct. 02, 1995	24.89%	16.76%	7.55%
Class N		Mar. 01, 2001	25.45%	17.27%	7.98%
Class Y		Nov. 17, 1998	27.11%	17.98%	8.70%
Class I		Jan. 27, 2012	27.37%	21.86%
Morgan Stanley Capital International (MSCI) All Country (AC) World Index			22.80%	14.92%	7.17%
Morgan Stanley Capital International (MSCI) All Country (AC) World Index (reflects no deduction for fees, expenses or taxes)	[1]			16.85%
[1]	As of 1/31/12

[1]	Expenses have been restated to reflect current fees.